Share capital - Share Repurchase Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Balance - Beginning of year	$ 0	$ 0
Initial fair value of share repurchase liability	55,471	43,923
Shares repurchased under the ASPP	56,042	36,774
Change in fair value of share repurchase liability	571	(5,710)
Other	0	(1,439)
Balance - end of year	$ 0	$ 0